                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON, DC 20549

        NOTIFICATION OF REDEMPTION OF SECURITIES PURSUANT TO RULE 23c-2
                    UNDER THE INVESTMENT COMPANY ACT OF 1940

                 VAN KAMPEN ADVANTAGE MUNICIPAL INCOME TRUST II
                   522 FIFTH AVENUE, NEW YORK, NEW YORK 10036

                        SECURITIES ACT FILE NO. 33-65834
                    INVESTMENT COMPANY ACT FILE NO. 811-07868


         The undersigned registered closed-end investment company hereby notifies the Securities and Exchange Commission (the "Commission") that it intends to redeem securities of which it is the issuer, as set forth below in accordance with the requirements of Rule 23c-2 under the Investment Company Act of 1940, as amended, and states that it is filing this notice with the Commission pursuant to permission granted by the Commission staff fewer than 30 days prior to the date for the redemption.

   (1) Title of the class of Securities to be redeemed:

           Auction Preferred Shares, par value of $0.01 per share, liquidation preference of $25,000 per share ("APS"), Series A, Series B, Series C, Series D, Series E, Series F, Series G, Series H, Series I and Series J.

   (2) Date on which the securities may be called or redeemed:

           The APS will be redeemed for each series on the following dates:

                   Series A on October 23, 2009
                   Series B on October 19, 2009
                   Series C on October 23, 2009
                   Series D on October 22, 2009
                   Series E on October 19, 2009
                   Series F on October 21, 2009
                   Series G on November 16, 2009
                   Series H on November 9, 2009
                   Series I on November 23, 2009
                   Series J on October 20, 2009

   (3) Applicable provisions of the governing instrument pursuant to which the securities are to be redeemed:

           APS are to be redeemed in accordance with Section 3 of the Certificate of Vote of Trustees Establishing Ten Series of Preferred Shares.

   (4) The principal amount or number of shares and the basis upon which the securities to be redeemed are to be selected:

           Van Kampen Advantage Municipal Income Trust II intends to redeem the following:

                    80 outstanding shares of Series A APS
                    80 outstanding shares of Series B APS
                    80 outstanding shares of Series C APS
                    80 outstanding shares of Series D APS
                    70 outstanding shares of Series E APS
                   100 outstanding shares of Series F APS
                   100 outstanding shares of Series G APS
                   100 outstanding shares of Series H APS
                   100 outstanding shares of Series I APS
                    50 outstanding shares of Series J APS

           Such redemption of each series of shares of outstanding APS shall be effected pro rata.

           Please note that this notice serves only to disclose a proposed redemption of each of the APS series.

                                    Signature

     Pursuant to the requirements of Rule 23c-2, Van Kampen Advantage Municipal Income Trust II has duly caused this Amended Notification of Redemption of Securities pursuant to Rule 23c-2 under the Investment Company Act of 1940 to be signed on its behalf by the undersigned thereto duly authorized in the State of New York on this 24th day of September, 2009.

                                  Van Kampen Advantage Municipal Income Trust II

                                  By: /s/ Lou Anne McInnis
                                     ---------------------
                                     Name:  Lou Anne McInnis
                                     Title: Assistant Secretary